Other Income	12 Months Ended
Dec. 31, 2024
Other income [Abstract]
Other income
27.	Other income

	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Gains on reversal of accounts and other payables (Note)	$-	$263,237	$960,564
Rent income	105,271	16,892	20,934
Others	13,731	3,426	2,434
	$119,002	$283,555	$983,932

Note:	During the years ended December 31, 2023 and 2022, certain suppliers ceased operation and became uncontactable, the Group assessed that the possibility of making repayment to the supplier as remote, therefore, the Group recognized gains on reversal of accounts and other payables of $263,237 and $960,564, respectively.